                              FINANCIAL STATEMENTS

                   AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year ended December 31, 1998




                                    CONTENTS

Report of Independent Auditors..................................................1

Audited Financial Statements

Statement of Net Assets.........................................................2
Statement of Operations.........................................................5
Statements of Changes in Net Assets.............................................7
Notes to Financial Statements...................................................9

[ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors

The Board of Directors
American Republic Insurance Company

We have audited the accompanying statement of net assets of American Republic Variable Annuity Account as of December 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Republic Variable Annuity Account at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP
                                               -----------------------
                                               Ernst & Young LLP


January 15, 1999


    MONEY                        GROWTH      GLOBAL         GLOBAL       STRATEGIC
    MARKET         GROWTH      AND INCOME    GROWTH         INCOME      FIXED INCOME    BALANCED
   DIVISION       DIVISION      DIVISION    DIVISION       DIVISION       DIVISION      DIVISION
---------------------------------------------------------------------------------------------------


  $2,340,971    $         -    $        -    $        -     $        -    $        -   $        -

           -     14,722,923             -             -              -             -            -

           -              -     6,339,237             -              -             -            -

           -              -             -     4,044,408              -             -            -

           -              -             -             -      5,958,594             -            -

           -              -             -             -              -     3,116,034            -

           -              -             -             -              -             -    7,596,042
---------------------------------------------------------------------------------------------------
   2,340,971     14,722,923     6,339,237     4,044,408      5,958,594     3,116,034    7,596,042

           -      1,824,882       473,828       850,114        418,553       224,504    1,108,584
---------------------------------------------------------------------------------------------------
  $2,340,971    $16,547,805    $6,813,065    $4,894,522     $6,377,147    $3,340,538   $8,704,626
===================================================================================================

                   American Republic Variable Annuity Account

Net assets represented by:
    Currently payable annuity contracts:
        Money Market Division                                                                $    44,423
        Growth Division                                                                           77,138
        Growth and Income Division                                                                61,318
        Global Growth Division                                                                    30,594
        Global Income Division                                                                    73,964
        Strategic Fixed Income Division                                                           57,046
        Balanced Division                                                                        207,087
                                                                                        --------------------
                                                                                                 551,570


                                                                UNITS        VALUE
                                                           ---------------------------
Contracts in accumulation period:
    Money Market Division                                      155,461      $14.77             2,296,548
    Growth Division                                            362,261       45.47            16,470,667
    Growth and Income Division                                 319,847       21.11             6,751,747
    Global Growth Division                                     257,972       18.85             4,863,928
    Global Income Division                                     329,199       19.15             6,303,183
    Strategic Fixed Income Division                            176,265       18.63             3,283,492
    Balanced Division                                          298,308       28.49             8,497,539
                                                                                        -------------------
                                                                                              48,467,104
                                                                                        -------------------
                                                                                             $49,018,674
                                                                                        ===================




See accompanying notes.


      GROWTH              GLOBAL           GLOBAL         STRATEGIC
    AND INCOME            GROWTH           INCOME        FIXED INCOME        BALANCED
     DIVISION            DIVISION         DIVISION         DIVISION          DIVISION
-----------------------------------------------------------------------------------------

   $  27,761           $      -          $329,388          $197,999        $  178,557
     446,067            850,114            97,533            26,504           930,026
-----------------------------------------------------------------------------------------
     473,828            850,114           426,921           224,503         1,108,583



     (96,751)           (76,037)         (101,158)          (52,330)         (131,420)
      (5,097)            (5,819)           (7,131)           (2,502)           (7,463)
-----------------------------------------------------------------------------------------
    (101,848)           (81,856)         (108,289)          (54,832)         (138,883)
-----------------------------------------------------------------------------------------
     371,980            768,258           318,632           169,671           969,700



     416,468            309,251           (44,058)           15,393           377,203

     171,147           (467,933)          275,130            66,932             6,665
-----------------------------------------------------------------------------------------

    $959,595           $609,576          $549,704          $251,996        $1,353,568
=========================================================================================


                      GROWTH AND          GLOBAL           GLOBAL           STRATEGIC
     GROWTH             INCOME            GROWTH           INCOME         FIXED INCOME      BALANCED
    DIVISION           DIVISION          DIVISION         DIVISION          DIVISION        DIVISION
---------------------------------------------------------------------------------------------------------
   $19,394,115        $7,097,588        $8,906,303       $12,991,211       $5,124,600      $11,635,047



     3,231,385         1,015,167           (74,722)          372,571          172,406        1,556,280
       853,134           719,303           503,597          (103,365)         (96,099)         509,298
    (2,057,997)          114,389            (8,771)         (125,872)         300,398          156,770
---------------------------------------------------------------------------------------------------------
     2,026,522         1,848,859           420,104           143,334          376,705        2,222,348


        31,844             3,273             9,643             6,478            6,218           14,980
    (5,240,367)       (2,481,083)       (3,186,575)       (4,313,884)      (1,863,267)      (4,220,588)
      (790,009)          640,955          (426,820)         (338,685)         271,009          429,539
       (12,292)           (5,391)           11,476           (12,408)          11,658          (16,587)
---------------------------------------------------------------------------------------------------------
    (6,010,824)       (1,842,246)       (3,592,276)       (4,658,499)      (1,574,382)      (3,792,656)
---------------------------------------------------------------------------------------------------------
    (3,984,302)            6,613        (3,172,172)       (4,515,165)      (1,197,677)      (1,570,308)
---------------------------------------------------------------------------------------------------------
    15,409,813         7,104,201         5,734,131         8,476,046        3,926,923       10,064,739



     1,680,734           371,980           768,258           318,632          169,671          969,700
       156,653           416,468           309,251           (44,058)          15,393          377,203
     1,942,564           171,147          (467,933)          275,130           66,932            6,665
---------------------------------------------------------------------------------------------------------
     3,779,951           959,595           609,576           549,704          251,996        1,353,568


         7,421             4,150             2,437                 -                -            7,487
    (2,604,973)       (1,364,249)       (1,198,799)       (2,281,763)        (919,535)      (2,610,044)
       (29,926)          128,086          (250,822)         (301,128)          98,469          (81,150)
       (14,481)          (18,718)           (2,001)          (65,712)         (17,315)         (29,974)
---------------------------------------------------------------------------------------------------------
    (2,641,959)       (1,250,731)       (1,449,185)       (2,648,603)        (838,381)      (2,713,681)
---------------------------------------------------------------------------------------------------------
     1,137,992          (291,136)         (839,609)       (2,098,899)        (586,385)      (1,360,113)
---------------------------------------------------------------------------------------------------------
   $16,547,805        $6,813,065        $4,894,522       $ 6,377,147       $3,340,538      $ 8,704,626
=========================================================================================================

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 1998



1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the "Account") was organized by American Republic Insurance Company (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. Effective November 19, 1997, the name of the Series Trust was changed from PaineWebber Series Trust to Mitchell Hutchins Series Trust by approval of the Series Trust's board of trustees. All series of shares are diversified except the Global Income Portfolio and Strategic Fixed Income Portfolio.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to, or transfers into, the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1998.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                   American Republic Variable Annuity Account

2. EXPENSES

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $705,938 in 1998.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $40,830 in 1998.

3. FEDERAL INCOME TAXES

Operations of the Account are part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                    YEAR ENDED                               YEAR ENDED
                                                DECEMBER 31, 1998                         DECEMBER 31, 1997
                                        -------------------------------------   ------------------------------------
                                          PURCHASES               SALES           PURCHASES              SALES
                                        -------------------------------------   ------------------------------------
Portfolio:
    Money Market                           $ 2,078,979         $ 2,247,874         $ 2,612,991        $ 5,253,352
    Growth                                   4,759,381           4,058,020           4,052,326          7,225,946
    Growth and Income                        1,796,159           2,028,804           2,310,046          3,195,502
    Global Growth                               65,333           1,555,626             268,582          3,927,233
    Global Income                              587,381           2,810,819           1,023,925          5,000,681
    Strategic Fixed Income                     469,779           1,121,443             781,332          2,095,774
    Balanced                                 2,187,680           3,320,284           1,944,039          4,470,474
                                        -------------------------------------   ------------------------------------
                                           $11,944,692         $17,142,870         $12,993,241        $31,168,962
                                        =====================================   ====================================

                   American Republic Variable Annuity Account

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:


                                                     YEAR ENDED                        YEAR ENDED
                                                 DECEMBER 31, 1998                 DECEMBER 31, 1997
                                         --------------------------------   ---------------------------------
                                           PURCHASED         REDEEMED         PURCHASED          REDEEMED
                                         --------------------------------   ---------------------------------
Division:
    Money Market                             135,347          151,047           169,421           368,544
    Growth                                    31,020          102,821            28,736           219,459
    Growth and Income                         34,715           96,836            74,885           196,007
    Global Growth                              1,283           82,572            12,006           230,595
    Global Income                              3,071          148,221             9,619           279,891
    Strategic Fixed Income                    12,826           58,232            26,314           125,580
    Balanced                                  14,876          118,321            22,122           196,455
                                         --------------------------------   ---------------------------------
                                             233,138          758,050           343,103         1,616,531
                                         ================================   =================================


6. NET ASSETS

Net assets at December 31, 1998 consisted of the following:


                                                            MONEY                             GROWTH
                                                            MARKET            GROWTH        AND INCOME
                                        COMBINED           DIVISION          DIVISION        DIVISION
                                    ---------------------------------------------------------------------
Unit transactions                      $11,557,198        $1,436,373      $  3,857,766       $1,625,653
Accumulated net invest-
 ment income                            34,094,858           904,598        11,055,579        3,969,678
Net unrealized apprecia-
 tion/depreciation of
 investments                             3,366,618                 -         1,634,460        1,217,734
                                    ---------------------------------------------------------------------
                                       $49,018,674        $2,340,971       $16,547,805       $6,813,065
                                    =====================================================================



                                        GLOBAL             GLOBAL           STRATEGIC
                                        GROWTH             INCOME         FIXED INCOME        BALANCED
                                       DIVISION           DIVISION          DIVISION          DIVISION
                                    ---------------------------------------------------------------------
Unit transactions                      $1,304,884         $1,678,557        $1,653,965       $        -
Accumulated net invest-
 ment income                            3,244,624          4,851,801         1,746,058        8,322,520
Net unrealized apprecia-
 tion/depreciation of
 investments                              345,014           (153,211)          (59,485)         382,106
                                    ---------------------------------------------------------------------
                                       $4,894,522         $6,377,147        $3,340,538       $8,704,626
                                    =====================================================================

                   American Republic Variable Annuity Account

7. YEAR 2000 (UNAUDITED)

The Company has performed an assessment of its direct and indirect exposures due to the processing of the Year 2000 by information systems. Based on this assessment, the Company developed a plan to modify its information technology to be ready for the Year 2000 and began efforts to modify its systems in 1996. This project is expected to be substantially completed early in 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on the Account's operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company has developed a process for contacting significant customers, suppliers and other third parties to obtain an understanding of their Year 2000 readiness efforts. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Account's operations could be adversely affected.

While the Company believes that it is addressing its Year 2000 concerns, it has initiated a project to develop contingency/recovery plans to ensure the continuity of critical business functions in the event of a disruption to operations due to internal and external problems due to the Year 2000. This project is expected to be substantially complete by July 1999. The Company believes these contingency plans and existing disaster recovery plans will reduce the impact Year 2000 issues may have on the Company.